Deposits from banks - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of deposits from banks [Line Items]
Deposits from banks	€ 23,257	€ 56,632
Repayment of deposits from banks	30,000
TLTRO
Disclosure of deposits from banks [Line Items]
Deposits from banks	€ 6,000	€ 36,000